STATEMENT OF INVESTMENTS
BNY Mellon California AMT-Free Municipal Bond Fund

February 29, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 1.4%
Collateralized Municipal-Backed Securities - 1.4%
California Housing Finance Agency,Revenue Bonds (Sustainable Bond) (Noble Towers) (Insured; Federal National Mortgage Association)	2.35	12/1/2035	4,658,097		4,055,897
California Housing Finance Agency,Revenue Bonds, Ser. A	4.25	1/15/2035	4,188,161		4,178,768
TotalBonds and Notes (cost $9,484,618)			8,234,665

Long-Term Municipal Investments - 99.2%
California - 98.7%
Alameda Corridor Transportation Authority,Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2052	2,500,000		2,707,304
Allan Hancock Joint Community College District,GO, Ser. C	5.60	8/1/2047	11,375,000	[a]	8,365,997
Anaheim Community Facilities District,Special Tax Bonds, Refunding	4.00	9/1/2046	1,690,000		1,537,816
Anaheim Community Facilities District,Special Tax Bonds, Refunding	4.00	9/1/2041	4,325,000		4,112,329
California,GO	4.00	11/1/2035	1,000,000		1,080,055
California,GO, Refunding	4.00	10/1/2050	2,000,000		2,014,075
California,GO, Refunding	4.00	9/1/2043	3,500,000		3,624,223
California,GO, Refunding	5.00	4/1/2042	1,500,000		1,700,860
California,GO, Refunding	5.00	4/1/2042	2,000,000		2,121,240
California,GO, Refunding	5.00	8/1/2036	7,000,000		7,312,582
California,GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	8/1/2032	5,000,000		5,973,981
California Community Choice Financing Authority,Revenue Bonds (Sustainable Bond) (Clean Energy Project)	4.00	12/1/2027	2,000,000	[b]	2,008,869
California Community Choice Financing Authority,Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1	5.00	3/1/2031	3,000,000	[b]	3,198,372

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2%(continued)
California - 98.7%(continued)
California Community Choice Financing Authority,Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. G	5.25	4/1/2030	10,000,000	[b]	10,676,823
California Community Choice Financing Authority,Revenue Bonds (Sustainable Bond) Ser. B1	4.00	8/1/2031	11,500,000	[b]	11,565,682
California Community Choice Financing Authority,Revenue Bonds (Sustainable Bond) Ser. D	5.50	11/1/2028	10,000,000	[b]	10,639,277
California County Tobacco Securitization Agency,Revenue Bonds, Refunding	5.00	6/1/2034	5,000,000		5,001,932
California County Tobacco Securitization Agency,Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	4.00	6/1/2049	1,000,000		975,091
California County Tobacco Securitization Agency,Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	5.00	6/1/2049	625,000		648,846
California County Tobacco Securitization Agency,Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	1,750,000		1,706,410
California Educational Facilities Authority,Revenue Bonds (Chapman University)	5.00	4/1/2045	2,305,000		2,324,700
California Educational Facilities Authority,Revenue Bonds (Chapman University)	5.00	4/1/2040	5,000,000		5,055,688
California Educational Facilities Authority,Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2036	3,845,000		4,026,693
California Educational Facilities Authority,Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2037	1,500,000		1,565,215
California Educational Facilities Authority,Revenue Bonds, Refunding (Occidental College)	5.00	10/1/2045	500,000		511,295
California Health Facilities Financing Authority,Revenue Bonds (City of Hope Obligated Group)	4.00	11/15/2045	6,000,000		5,824,292
California Health Facilities Financing Authority,Revenue Bonds (Episcopal Communities & Services for Seniors Obligated Group) Ser. B	5.25	11/15/2053	1,000,000		1,058,740

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2%(continued)
California - 98.7%(continued)
California Health Facilities Financing Authority,Revenue Bonds (Sutter Health Obligated Group) Ser. A	5.00	11/15/2048	3,000,000	3,106,282
California Health Facilities Financing Authority,Revenue Bonds, Refunding (Adventist Health System/West Obligated Group) Ser. A	4.00	3/1/2039	2,665,000	2,670,923
California Health Facilities Financing Authority,Revenue Bonds, Refunding (Children's Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	2,000,000	2,027,096
California Health Facilities Financing Authority,Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2045	3,000,000	2,912,807
California Health Facilities Financing Authority,Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	10/1/2030	3,500,000	3,532,695
California Health Facilities Financing Authority,Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	10/1/2031	4,430,000	4,469,649
California Health Facilities Financing Authority,Revenue Bonds, Refunding (Stanford Health Care Obligated Group) Ser. A	5.00	11/15/2037	3,360,000	3,602,258
California Housing Finance Agency,Revenue Bonds, Ser. 2	4.00	3/20/2033	2,795,840	2,801,804
California Housing Finance Agency,Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	2,868,668	2,710,750
California Infrastructure & Economic Development Bank,Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2039	550,000	586,060
California Infrastructure & Economic Development Bank,Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2049	1,500,000	1,557,366

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2%(continued)
California - 98.7%(continued)
California Infrastructure & Economic Development Bank,Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2044	625,000		656,256
California Infrastructure & Economic Development Bank,Revenue Bonds (WFCS Portfolio Project)	5.00	1/1/2055	1,000,000	[c]	817,114
California Infrastructure & Economic Development Bank,Revenue Bonds (WFCS Portfolio Project) Ser. A-1	5.00	1/1/2056	1,250,000	[c]	997,693
California Infrastructure & Economic Development Bank,Revenue Bonds, Refunding (Academy of Motion Picture Arts & Sciences Obligated Group) Ser. A	4.00	11/1/2041	1,000,000		1,037,607
California Municipal Finance Authority,Revenue Bonds (Aldersly Project) Ser. B2	3.75	11/15/2028	2,990,000		2,994,657
California Municipal Finance Authority,Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	1,500,000		1,511,258
California Municipal Finance Authority,Revenue Bonds (California Baptist University) Ser. A	5.00	11/1/2046	2,500,000	[c]	2,459,872
California Municipal Finance Authority,Revenue Bonds (Channing House Project) Ser. B	5.00	5/15/2047	2,500,000		2,592,056
California Municipal Finance Authority,Revenue Bonds (HumanGood California Obligated Group)	4.00	10/1/2049	2,000,000		1,863,687
California Municipal Finance Authority,Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	12/31/2035	1,500,000		1,539,545
California Municipal Finance Authority,Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	6/30/2031	3,100,000		3,198,160
California Municipal Finance Authority,Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	4.00	5/15/2032	1,155,000		1,206,505

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2%(continued)
California - 98.7%(continued)
California Municipal Finance Authority,Revenue Bonds (The Palmdale Aerospace Academy Project)	5.00	7/1/2046	2,170,000	[c]	2,060,715
California Municipal Finance Authority,Revenue Bonds (The Palmdale Aerospace Academy Project)	5.00	7/1/2041	1,750,000	[c]	1,700,492
California Municipal Finance Authority,Revenue Bonds (UCR North District Phase 1 Student) (Insured; Build America Mutual)	5.00	5/15/2043	3,040,000		3,176,617
California Municipal Finance Authority,Revenue Bonds (UCR North District Phase 1 Student) (Insured; Build America Mutual)	5.00	5/15/2044	1,890,000		1,970,967
California Municipal Finance Authority,Revenue Bonds (United Airlines Project)	4.00	7/15/2029	5,000,000		4,934,556
California Municipal Finance Authority,Revenue Bonds, Refunding (Biola University)	5.00	10/1/2039	1,000,000		1,034,228
California Municipal Finance Authority,Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2037	1,000,000		1,033,437
California Municipal Finance Authority,Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2036	1,000,000		1,036,931
California Municipal Finance Authority,Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2042	3,500,000		3,570,432
California Municipal Finance Authority,Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2037	1,000,000		1,030,662
California Municipal Finance Authority,Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2036	1,100,000		1,138,007
California Municipal Finance Authority,Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. B	5.00	7/1/2042	2,500,000		2,550,309
California Municipal Finance Authority,Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	2,000,000		2,046,605

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2%(continued)
California - 98.7%(continued)
California Municipal Finance Authority,Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2049	2,100,000		2,238,958
California Municipal Finance Authority,Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2034	1,720,000		1,919,369
California Municipal Finance Authority,Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2048	9,115,000	[c]	8,157,767
California Pollution Control Financing Authority,Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	3,000,000	[b]	2,990,528
California Public Finance Authority,Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,000,000		2,996,306
California Public Finance Authority,Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	5.00	7/15/2046	2,000,000		2,219,111
California Public Finance Authority,Revenue Bonds, Refunding (Henry Mayo Newhall Hospital Obligated Group)	5.00	10/15/2047	3,000,000		3,006,394
California School Finance Authority,Revenue Bonds (Alliance for College-Ready Public Schools Obligated Group) Ser. A	5.00	7/1/2045	3,500,000	[c]	3,502,617
California School Finance Authority,Revenue Bonds (Granada Hills Charter High School Obligated Group)	5.00	7/1/2049	1,100,000	[c]	1,089,207
California School Finance Authority,Revenue Bonds (Granada Hills Charter High School Obligated Group)	5.00	7/1/2043	1,255,000	[c]	1,259,387
California School Finance Authority,Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2048	1,650,000	[c]	1,653,503
California School Finance Authority,Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2037	590,000	[c]	605,686

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2%(continued)
California - 98.7%(continued)
California School Finance Authority,Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2047	875,000	[c]	880,263
California School Finance Authority,Revenue Bonds (KIPP SoCal Public Schools Obligated Group) Ser. A	5.00	7/1/2049	1,650,000	[c]	1,659,941
California School Finance Authority,Revenue Bonds (KIPP Social Projects) Ser. A	4.00	7/1/2050	1,135,000	[c]	970,268
California School Finance Authority,Revenue Bonds, Refunding (Aspire Public Schools Obligated Group)	5.00	8/1/2041	1,600,000	[c]	1,610,166
California School Finance Authority,Revenue Bonds, Refunding (Aspire Public Schools Obligated Group)	5.00	8/1/2025	150,000	[c,d]	154,220
California School Finance Authority,Revenue Bonds, Refunding (Classical Academies Oceans) Ser. A	5.00	10/1/2052	1,500,000	[c]	1,473,038
California State University,Revenue Bonds, Ser. A	5.25	11/1/2053	1,000,000		1,148,059
California Statewide Communities Development Authority,Revenue Bonds (Enloe Medical Center Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	8/15/2052	1,000,000		1,094,823
California Statewide Communities Development Authority,Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2036	5,250,000	[c]	5,316,859
California Statewide Communities Development Authority,Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.25	12/1/2056	1,500,000	[c]	1,506,954
California Statewide Communities Development Authority,Revenue Bonds, Refunding (American Baptist Homes)	5.00	10/1/2045	3,550,000		3,569,305
California Statewide Communities Development Authority,Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2032	1,855,000	[c]	1,902,839

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2%(continued)
California - 98.7%(continued)
California Statewide Communities Development Authority,Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2041	700,000	[c]	701,576
California Statewide Communities Development Authority,Revenue Bonds, Refunding (Cottage Health System Obligated Group)	5.00	11/1/2024	3,000,000	[d]	3,030,589
California Statewide Communities Development Authority,Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2051	5,500,000		5,064,212
California Statewide Communities Development Authority,Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	4,555,000		4,660,278
California Statewide Communities Development Authority,Revenue Bonds, Refunding (John Muir Health) Ser. A	5.00	8/15/2041	1,200,000		1,236,550
California Statewide Communities Development Authority,Revenue Bonds, Refunding (Odd Fellows Home of California Poject)	4.00	4/1/2043	1,900,000		1,922,510
California University,Revenue Bonds, Refunding, Ser. A	5.00	11/1/2038	5,000,000		5,302,843
Escondido Union High School District,GO, Ser. C	0.00	8/1/2046	3,000,000	[e]	1,107,474
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates,Revenue Bonds, Ser. M049	3.05	4/15/2034	4,635,000		4,239,429
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates,Revenue Bonds, Ser. MO50	3.05	6/15/2037	5,385,000	[c]	4,688,526
Foothill-Eastern Transportation Corridor Agency,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	0.00	1/15/2035	10,000,000	[e]	6,843,370
Foothill-Eastern Transportation Corridor Agency,Revenue Bonds, Ser. A	4.00	1/15/2046	1,500,000		1,459,437
Fresno Joint Powers Financing Authority,Revenue Bonds, Refunding (Master Lease Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	4/1/2037	850,000		898,906

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2%(continued)
California - 98.7%(continued)
Golden State Tobacco Securitization Corp.,Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	8,500,000		8,921,879
Golden State Tobacco Securitization Corp.,Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2026	2,500,000		2,628,311
Golden State Tobacco Securitization Corp.,Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2027	8,000,000	[d]	8,627,263
Golden State Tobacco Securitization Corp.,Revenue Bonds, Refunding, Ser. B2	0.00	6/1/2066	47,000,000	[e]	5,350,137
Grossmont Union High School District,GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2026	3,265,000	[e]	3,018,326
Hesperia Community Redevelopment Agency,Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2035	6,835,000		7,447,598
Hesperia Community Redevelopment Agency,Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2034	3,255,000		3,556,941
Imperial Irrigation District Electric System,Revenue Bonds, Refunding, Ser. C	5.00	11/1/2038	1,800,000		1,875,576
Imperial Irrigation District Electric System,Revenue Bonds, Refunding, Ser. C	5.00	11/1/2037	2,500,000		2,606,724
Irvine,Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2048	4,250,000		4,373,013
Irvine,Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2043	2,500,000		2,591,846
Irvine,Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2044	2,500,000		2,510,741
Irvine Unified School District,Special Tax Bonds (Community Facilities District No. 09-1) (Insured; Build America Mutual) Ser. A	4.00	9/1/2044	1,110,000		1,121,108
Irvine Unified School District,Special Tax Bonds (Community Facilities District No. 09-1) Ser. A	5.00	9/1/2042	400,000		413,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2%(continued)
California - 98.7%(continued)
Irvine Unified School District,Special Tax Bonds (Community Facilities District No. 09-1) Ser. B	5.00	9/1/2042	990,000	1,022,237
Irvine Unified School District,Special Tax Bonds (Community Facilities District No. 09-1) Ser. C	5.00	9/1/2042	995,000	1,027,400
Jefferson Union High School District,COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2055	5,000,000	4,890,493
Jurupa Public Financing Authority,Special Tax Bonds, Refunding, Ser. A	5.00	9/1/2042	3,420,000	3,438,237
Lancaster Redevelopment Agency,Tax Allocation Bonds, Refunding (Comb Redevelopment Project Areas) (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2033	1,200,000	1,267,423
Los Angeles Community Facilities District,Special Tax Bonds, Refunding (4 Playa Vista)	5.00	9/1/2030	1,090,000	1,099,711
Los Angeles Community Facilities District,Special Tax Bonds, Refunding (4 Playa Vista)	5.00	9/1/2029	1,165,000	1,175,559
Los Angeles Department of Airports,Revenue Bonds, Refunding	5.00	5/15/2032	16,985,000	18,388,082
Los Angeles Department of Airports,Revenue Bonds, Refunding, Ser. A	5.00	5/15/2028	3,215,000	3,438,620
Los Angeles Department of Airports,Revenue Bonds, Refunding, Ser. A	5.00	5/15/2027	2,370,000	2,493,347
Los Angeles Department of Airports,Revenue Bonds, Refunding, Ser. C	5.00	5/15/2038	2,250,000	2,298,504
Los Angeles Department of Water & Power,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,500,000	1,682,732
Los Angeles Department of Water & Power,Revenue Bonds, Refunding, Ser. B	5.00	7/1/2045	4,000,000	4,405,403
Los Angeles Department of Water & Power,Revenue Bonds, Refunding, Ser. E	5.00	7/1/2053	5,000,000	5,594,163
Monterey Peninsula Community College District,GO, Ser. B	4.00	8/1/2051	3,500,000	3,477,908

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2%(continued)
California - 98.7%(continued)
Norman Y. Mineta San Jose International Airport,Revenue Bonds, Refunding, Ser. A	5.00	3/1/2029	1,795,000		1,870,648
Norman Y. Mineta San Jose International Airport,Revenue Bonds, Refunding, Ser. B	5.00	3/1/2042	2,550,000		2,665,009
Northern California Transmission Agency,Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2038	1,565,000		1,624,432
Northern California Transmission Agency,Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2039	1,500,000		1,553,940
Oakland Redevelopment Agency,Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. TE	5.00	9/1/2036	3,000,000		3,070,024
Orange County Community Facilities District,Special Tax Bonds (Community Facilities District No. 2021-1) Ser. A	5.00	8/15/2047	4,000,000		4,102,420
Orange County Community Facilities District,Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2041	6,000,000		6,115,122
Orange County Community Facilities District,Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2042	3,000,000		3,094,951
Orange County Community Facilities District,Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2047	1,000,000		1,022,759
Palomar Community College District,GO, Ser. B	6.38	8/1/2045	16,615,000	[a]	15,510,779
Palomar Health,Revenue Bonds, Refunding	5.00	11/1/2026	1,845,000		1,881,256
Palomar Health,Revenue Bonds, Refunding (Palomar Health & Arch Health Partners Obligated Group)	5.00	11/1/2042	5,000,000		5,020,963
Peralta Community College District,GO, Refunding, Ser. A	4.00	8/1/2039	5,000,000		5,005,363
Perris Union High School District,GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2036	1,850,000		1,950,493
Perris Union High School District,GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2035	1,740,000		1,846,086

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2%(continued)
California - 98.7%(continued)
Pomona Redevelopment Agency,Tax Allocation Bonds, Refunding, Ser. Y	5.50	5/1/2032	2,765,000	3,091,994
Port of Los Angeles,Revenue Bonds, Refunding, Ser. B	5.00	8/1/2039	2,050,000	2,058,392
Riverside County Transportation Commission,Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2037	1,750,000	1,803,825
Sacramento County Airport System,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	3,250,000	3,358,074
Sacramento County Airport System,Revenue Bonds, Refunding, Ser. B	5.00	7/1/2036	1,000,000	1,088,966
Sacramento County Airport System,Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	6,120,000	6,508,332
Sacramento County Airport System,Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	5,615,000	6,008,804
Sacramento Municipal Utility District,Revenue Bonds, Refunding (Sustainable Bond) Ser. K	5.00	8/15/2038	540,000	640,087
Sacramento Unified School District,GO (Insured; Assured Guaranty Municipal Corp.) Ser. G	4.00	8/1/2044	1,000,000	1,008,902
San Diego Association of Governments,Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000	6,279,301
San Diego Association of Governments,Revenue Bonds, Ser. A	5.00	7/1/2038	2,000,000	2,110,823
San Diego County Regional Airport Authority,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	3,000,000	3,149,420
San Diego County Regional Airport Authority,Revenue Bonds, Refunding, Ser. B	4.00	7/1/2044	1,000,000	975,896
San Diego County Regional Airport Authority,Revenue Bonds, Ser. A	4.00	7/1/2051	5,000,000	4,910,371
San Diego County Regional Airport Authority,Revenue Bonds, Ser. B	5.00	7/1/2053	3,000,000	3,139,767
San Diego Unified School District,GO (Sustainable Bond) Ser. G3	4.00	7/1/2053	1,000,000	996,236
San Francisco Bay Area Rapid Transit District,Revenue Bonds, Ser. A	4.00	7/1/2037	2,500,000	2,569,606

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2%(continued)
California - 98.7%(continued)
San Francisco City & County,GO (Transportation & Road) Ser. C1	4.00	6/15/2037	3,710,000	3,878,465
San Francisco City & County Airport Commission,Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2027	1,000,000	1,044,134
San Francisco City & County Airport Commission,Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2047	4,000,000	4,134,702
San Francisco City & County Airport Commission,Revenue Bonds, Refunding, Ser. D	5.00	5/1/2048	5,000,000	5,130,803
San Francisco City & County Airport Commission,Revenue Bonds, Refunding, Ser. E	5.00	5/1/2040	8,405,000	8,853,364
San Francisco City & County Redevelopment Agency,Tax Allocation Bonds (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. B	5.00	8/1/2043	1,100,000	1,137,677
San Francisco City & County Redevelopment Agency,Tax Allocation Bonds, Refunding (Mission Bay North Redevelopment Project) Ser. A	5.00	8/1/2036	1,555,000	1,629,291
San Francisco City & County Redevelopment Agency,Tax Allocation Bonds, Refunding (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. C	5.00	8/1/2041	1,750,000	1,815,261
San Jose Evergreen Community College District,GO, Ser. C	4.00	9/1/2043	2,500,000	2,569,555
San Mateo Foster Public Financing Authority,Revenue Bonds (Clean Water Program)	4.00	8/1/2039	1,500,000	1,539,059
San Mateo Foster Public Financing Authority,Revenue Bonds (Clean Water Program)	4.00	8/1/2037	2,200,000	2,299,835
South San Francisco Unified School District,GO	4.00	9/1/2052	10,000,000	9,995,311
Southern California Tobacco Securitization Authority,Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	5,750,000	6,016,606

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2%(continued)
California - 98.7%(continued)
Tender Option Bond Trust Receipts (Series 2019-XF0761),(Los Angeles Department of Harbors, Revenue Bonds, Refunding (Sustainable Bond)) Non-Recourse, Underlying Coupon Rate 4.00%	5.79	8/1/2039	10,000,000	[c,f,g] 10,048,238
Tender Option Bond Trust Receipts (Series 2019-XF0762),(California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health)) Non-Recourse, Underlying Coupon Rate 5.00%	7.74	11/15/2046	12,275,000	[c,f,g] 12,741,504
Tulare Local Health Care District,GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2035	650,000	672,874
Tulare Local Health Care District,GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2039	1,900,000	1,944,486
Tulare Local Health Care District,GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2032	695,000	730,211
Tulare Local Health Care District,GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2033	1,500,000	1,567,174
University of California,Revenue Bonds, Refunding, Ser. BH	4.00	5/15/2040	3,000,000	3,135,925
University of California,Revenue Bonds, Refunding, Ser. BS	5.00	5/15/2043	4,000,000	4,653,801
University of California Regents Medical Center,Revenue Bonds, Refunding, Ser. L	4.00	5/15/2044	3,000,000	3,005,051
Vernon Electric System,Revenue Bonds, Ser. A	5.00	10/1/2027	1,500,000	1,567,291
Vernon Electric System,Revenue Bonds, Ser. A	5.00	4/1/2027	1,750,000	1,815,963
Yosemite Community College District,GO, Ser. D	0.00	8/1/2031	5,545,000	[e] 4,376,117
				592,633,759
U.S. Related - .5%
Puerto Rico,GO, Ser. A1	5.63	7/1/2029	1,900,000	2,060,866
Puerto Rico,GO, Ser. A1	5.63	7/1/2027	1,000,000	1,056,442
				3,117,308
TotalLong-Term Municipal Investments (cost $613,543,043)			595,751,067
Total Investments (cost $623,027,661)			100.6%	603,985,732
Liabilities, Less Cash and Receivables			(0.6%)	(3,607,161)

Net Assets	100.0%	600,378,571

COP—Certificate of Participation

GO—General Obligation

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, these securities were valued at $67,958,445 or 11.32% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

g Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of February 29, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	8,234,665	-	8,234,665
Municipal Securities	-	595,751,067	-	595,751,067
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	-	(13,365,000)	-	(13,365,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 29, 2024, accumulated net unrealized depreciation on investments was $19,041,929, consisting of $7,501,626 gross unrealized appreciation and $26,543,555 gross unrealized depreciation.

At February 29, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.